CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares		12 Months Ended
	Jun. 28, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Jun. 27, 2022
Statement of Stockholders' Equity [Abstract]
Number of shares authorized	62,500,000				250,000,000
Ordinary share, par value (in dollars per share)	$ 0.015		$ 0.015	$ 0.015	$ 0.00375
Reverse split stock	one-for-four	one-for-four